REVENUE RECOGNITION (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenues Recognized, Disaggregated by Category
The table below presents the revenues recognized during the three and nine months ended September 30, 2018 and 2017, disaggregated by category:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$734	$697	$2,178	$2,010
Performance-based fees	42	4	83	25
Research services	103	109	324	331
Distribution services	184	178	547	515
Other revenues:
Shareholder services	20	19	58	56
Other	5	5	16	13
Total investment management and service fees	$1,088	$1,012	$3,206	$2,950

Other income	$120	$105	$354	$309